Commitments and Contingencies (Details) - COLOMBIER ACQUISITION CORP. II [Member] - USD ($)			3 Months Ended	12 Months Ended
	Nov. 24, 2023	Nov. 20, 2023	Mar. 31, 2025	Dec. 31, 2024	Apr. 18, 2025	Apr. 17, 2025	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Underwriters option period			45 days	45 days
Underwriters forfeit (in Shares)			250,000	250,000
Underwriting fee per unit (in Dollars per share)			$ 0.15	$ 0.15
Cash underwriting fee paid			$ 2,550,000	$ 2,550,000
Deferred underwriting fee (in Dollars per share)			$ 0.35	$ 0.35
Deferred underwriting fee payable			$ 5,950,000	$ 5,950,000			$ 5,950,000
Business Combination Agreement [Member]
Commitments and Contingencies [Line Items]
Price per unit (in Dollars per share)			$ 0.0001
Advisory Agreement [Member]
Commitments and Contingencies [Line Items]
Cash underwriting fee paid		$ 2,550,000
Deferred underwriting fee payable		5,950,000
Roth’s fee payable		510,000
Deferred fee		$ 1,190,000
Subsequent Event [Member] | Capital Market Advisory Agreement [Member]
Commitments and Contingencies [Line Items]
Capital market advisory services					$ 1,000,000	$ 1,500,000
Subsequent Event [Member] | BTIG Agreement [Member]
Commitments and Contingencies [Line Items]
Reimbursable expenses advisory agreement						$ 25,000
Subsequent Event [Member] | Roth Agreement [Member]
Commitments and Contingencies [Line Items]
Reimbursable expenses advisory agreement					$ 5,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Expenses in connection with initial business combination per unit (in Dollars per share)			0.3	$ 0.3
Maximum [Member]
Commitments and Contingencies [Line Items]
Expenses in connection with initial business combination per unit (in Dollars per share)			$ 0.35	$ 0.35
IPO [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)	17,000,000		17,000,000	2,250,000
Price per unit (in Dollars per share)	$ 10		$ 10	$ 10
IPO [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)			2,250,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)	2,000,000		2,000,000
Price per unit (in Dollars per share)	$ 10
Underwriters forfeit (in Shares)	62,500